Elizabeth L. Belanger

+1.212.309.6353

elizabeth.belanger@morganlewis.com

May 3, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:    Penn Mutual Variable Life Account I: (File Nos. 033-54662 and 811-05006)

Ladies and Gentlemen:

On behalf of our client, Penn Mutual Variable Life Account I and The Penn Mutual Life Insurance Company, we hereby certify that the forms of Prospectuses and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 37 to the Registration Statement for Penn Mutual Variable Life Account I (File Nos. 033-54662 and 811-05006), which was electronically filed with the U.S. Securities and Exchange Commission via EDGAR Accession Number 0001193125-18-118414 on April 16, 2018.

Please do not hesitate to contact me at 212.309.6353 should you have any questions.

Sincerely,

/s/ Elizabeth L. Belanger

Elizabeth L. Belanger

cc: John Heiple

Christopher D. Menconi

Morgan, Lewis & Bockius LLP

101 Park Avenue
New York, NY 10178-0060	+1.212.309.6000
United States	+1.212.309.6001